Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries	6 Months Ended
Jun. 30, 2022
Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries

17.  Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries

The Group has the following significant transactions with related parties and non-controlling shareholders of subsidiaries, which were carried out in the normal course of business at terms determined and agreed by the relevant parties:

(i)	Transactions with related parties:

	Six Months Ended June 30,
	2022	2021

	(in US$’000)
Sales to:
Indirect subsidiaries of CK Hutchison Holdings Limited (“CK Hutchison”)	1,638	2,311
Revenue from research and development services from:
An equity investee	263	261
Purchases from:
Equity investees	2,225	1,954
Rendering of marketing services from:
Indirect subsidiaries of CK Hutchison	77	186
An equity investee	62	—
	139	186
Rendering of management services from:
An indirect subsidiary of CK Hutchison	490	485

(ii)	Balances with related parties included in:

	June 30,	December 31,
	2022	2021

	(in US$’000)
Accounts receivable—related parties
Indirect subsidiaries of CK Hutchison (note (a))	1,074	1,166
An equity investee (note (a))	255	—
	1,329	1,166
Other receivables, prepayments and deposits
Equity investees (note (a))	998	1,149
Other payables, accruals and advance receipts
Indirect subsidiaries of CK Hutchison (note (b) and (d))	2,002	1,915
An equity investee (note (a))	60	—
	2,062	1,915
Other non-current liabilities
An equity investee (note (c))	591	736
An indirect subsidiary of CK Hutchison (note (d))	10,013	9,766
	10,604	10,502

Notes:

(a)	Balances with related parties are unsecured, repayable on demand and interest-free. The carrying values of balances with related parties approximate their fair values due to their short-term maturities.
(b)	Amounts due to indirect subsidiaries of CK Hutchison are unsecured, repayable on demand and interest-bearing if not settled within one month.
(c)	Other deferred income represents amounts recognized from granting of promotion and marketing rights.
(d)	As at June 30, 2022 and December 31, 2021, branding liability payable of approximately US$1,538,000 was included in amounts due to related parties under other payables, accruals and advance receipts. As at June 30, 2022 and December 31, 2021, branding liability payable of approximately US$10,013,000 and US$9,766,000 were included in other non-current liabilities.
(iii)	Transactions with non-controlling shareholders of subsidiaries:

	Six Months Ended June 30,
	2022	2021

	(in US$’000)
Sales	17,705	20,144
Purchases	3,442	7,211
Dividend paid	—	9,256

(iv)	Balances with non-controlling shareholders of subsidiaries included in:

	June 30,	December 31,
	2022	2021

	(in US$’000)
Accounts receivable	5,761	8,436
Accounts payable	2,802	2,062